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                                                                HARTFORD LIFE

May 3, 2000

Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:      Hartford Life Insurance Company ("Depositor")
         Hartford Life Insurance Company DC Variable Account-I and Hartford Life Insurance Company Separate Account Two ("Registrant")
         File No. 33-19947

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 14 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on April 12, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-5445.

Very truly yours,

/s/ Christopher M. Grinnell

Christopher M. Grinnell

Enclosure